EQUITY INCENTIVE PLAN (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued for cash, shares		13,159,331	4,361,111	10,000,000		8,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	7,456,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.0518
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years		10 years		5 years	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 0
Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	7,456,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.0518
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-Based Payment Arrangement, Expense	$ 207,000